Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement of cash flows [abstract]
(Loss) / profit for the year	$ (48,328,195)	$ 27,229,285
Adjustments for:
Depreciation of property, plant and equipment	12,656,056	12,615,658
Interest on borrowings	17,606,995	22,177,769
Interest on lease liabilities	3,086,680	3,043,214
Provision for employees’ end of services benefits	245,882	256,890
Changes in fair value of derivative financial instruments	3,653,296	(3,840,379)
Asset retirement obligation – accretion expense	68,040	65,859
Litigation settlement	55,746,035
Expected credit losses of trade accounts receivables	18,202,132
Write-off of advances to contractor	15,006,262
SEC settlement charges	5,000,000
Change in estimated fair value of derivative warrant liability	(3,931,592)	(7,430,035)
Write-off of trade accounts receivables	927,519
Changes in operating assets and liabilities
Increase in other payables	(15,020,071)	(1,095,780)
Increase in inventories	(97,167)	(65,216)
(Decrease) / increase in trade and accounts payables	(2,302,002)	1,471,211
(Decrease) / increase in contract liabilities	(3,682,651)	3,804,099
Payment of employees’ end of services benefits	(267,949)	(183,314)
Net cash flows from operating activities	58,569,270	58,049,261
Cash Flows from Investing Activities
Amount deposited in restricted bank account	(4,698,795)	(1,568,377)
Purchase of property, plant and equipment	(13,278,355)	(19,193,314)
Net cash flows used in investing activities	(17,977,150)	(20,761,691)
Cash Flows from Financing Activities
Proceeds from borrowings		3,105,092
Repayment of borrowings	(14,396,134)	(14,926,355)
Interest paid on borrowings	(15,102,898)	(16,223,888)
Payment of lease liabilities	(4,137,362)	(9,305,777)
Movement in shareholder's account		(626,029)
Net cash flows used in financing activities	(33,636,394)	(37,976,957)
Net change in cash and cash equivalents	6,955,726	(689,387)
Cash and cash equivalents at January 1	762,929	1,452,316
Cash and cash equivalents at December 31	$ 7,718,655	$ 762,929